SUPPLEMENTAL INFORMATION - Net reserve and quantities information (Details)	12 Months Ended
	Dec. 31, 2021 Bcfe MMBbls	Dec. 31, 2020 Bcfe MMBbls	Dec. 31, 2019 Bcfe MMBbls
Proved developed and undeveloped reserves (oil) (million barrels)
Beginning of year	1,542	1,740	1,666
End of year	1,749	1,542	1,740
Proved developed and undeveloped reserves (gas) (billion cubic feet
Beginning of year | Bcfe	8,191	7,225	6,806
End of year | Bcfe	8,456	8,191	7,225
Group
Proved developed and undeveloped reserves (oil) (million barrels)
Beginning of year	1,252	1,450	1,367
Revisions of previous estimates	209	(161)	102
Improved recovery	126	100	139
Extensions and discoveries	101	119	98
Production	(248)	(256)	(256)
End of year	1,440	1,252	1,450
Non-controlling interest in proved developed and undeveloped reserves at the end of year	8	5	8
Proved developed reserves
Beginning of year	1,145	1,343	1,271
End of year	1,315	1,145	1,343
Proved undeveloped reserves
Beginning of year	107	107	96
End of year	125	107	107
Proved developed and undeveloped reserves (gas) (billion cubic feet
Beginning of year | Bcfe	8,181	7,216	6,793
Revisions of previous estimates | Bcfe	662	831	555
Improved recovery | Bcfe	36	32	37
Extensions and discoveries | Bcfe	678	1,171	875
Production | Bcfe	(1,108)	(1,069)	(1,044)
End of year | Bcfe	8,449	8,181	7,216
Proved developed reserves
Beginning of year | Bcfe	6,357	6,026	5,822
End of year | Bcfe	6,734	6,357	6,026
Proved undeveloped reserves
Beginning of year | Bcfe	1,824	1,190	971
End of year | Bcfe	1,715	1,824	1,190
Equity method investments
Proved developed and undeveloped reserves (oil) (million barrels)
Beginning of year	290	290	299
Revisions of previous estimates	33	12	(6)
Improved recovery	1
Extensions and discoveries	10	12	25
Production	(25)	(24)	(28)
End of year	309	290	290
Proved developed reserves
Beginning of year	244	245	261
End of year	263	244	245
Proved undeveloped reserves
Beginning of year	46	45	38
End of year	46	46	45
Proved developed and undeveloped reserves (gas) (billion cubic feet
Beginning of year | Bcfe	10	9	13
Revisions of previous estimates | Bcfe	1	4	(1)
Production | Bcfe	(4)	(3)	(3)
End of year | Bcfe	7	10	9
Proved developed reserves
Beginning of year | Bcfe	8	9	13
End of year | Bcfe	6	8	9
Proved undeveloped reserves
Beginning of year | Bcfe	2
End of year | Bcfe	1	2
Mainland China
Proved developed and undeveloped reserves (oil) (million barrels)
Beginning of year	1,232	1,433	1,339
End of year	1,416	1,232	1,433
Proved developed and undeveloped reserves (gas) (billion cubic feet
Beginning of year | Bcfe	8,181	7,216	6,793
End of year | Bcfe	8,449	8,181	7,216
Mainland China | Group
Proved developed and undeveloped reserves (oil) (million barrels)
Beginning of year	1,232	1,433	1,339
Revisions of previous estimates	200	(163)	106
Improved recovery	126	100	139
Extensions and discoveries	101	111	98
Production	(243)	(249)	(249)
End of year	1,416	1,232	1,433
Proved developed reserves
Beginning of year	1,130	1,326	1,244
End of year	1,291	1,130	1,326
Proved undeveloped reserves
Beginning of year	102	107	95
End of year	125	102	107
Proved developed and undeveloped reserves (gas) (billion cubic feet
Beginning of year | Bcfe	8,181	7,216	6,793
Revisions of previous estimates | Bcfe	662	831	555
Improved recovery | Bcfe	36	32	37
Extensions and discoveries | Bcfe	678	1,171	875
Production | Bcfe	(1,108)	(1,069)	(1,044)
End of year | Bcfe	8,449	8,181	7,216
Proved developed reserves
Beginning of year | Bcfe	6,357	6,026	5,822
End of year | Bcfe	6,734	6,357	6,026
Proved undeveloped reserves
Beginning of year | Bcfe	1,824	1,190	971
End of year | Bcfe	1,715	1,824	1,190
Other countries
Proved developed and undeveloped reserves (oil) (million barrels)
Beginning of year	310	307	327
End of year	333	310	307
Proved developed and undeveloped reserves (gas) (billion cubic feet
Beginning of year | Bcfe	10	9	13
End of year | Bcfe	7	10	9
Other countries | Group
Proved developed and undeveloped reserves (oil) (million barrels)
Beginning of year	20	17	28
Revisions of previous estimates	9	2	(4)
Extensions and discoveries		8
Production	(5)	(7)	(7)
End of year	24	20	17
Non-controlling interest in proved developed and undeveloped reserves at the end of year	8	5	8
Proved developed reserves
Beginning of year	15	17	27
End of year	24	15	17
Proved undeveloped reserves
Beginning of year	5		1
End of year		5
Other countries | Equity method investments
Proved developed and undeveloped reserves (oil) (million barrels)
Beginning of year	290	290	299
Revisions of previous estimates	33	12	(6)
Improved recovery	1
Extensions and discoveries	10	12	25
Production	(25)	(24)	(28)
End of year	309	290	290
Proved developed reserves
Beginning of year	244	245	261
End of year	263	244	245
Proved undeveloped reserves
Beginning of year	46	45	38
End of year	46	46	45
Proved developed and undeveloped reserves (gas) (billion cubic feet
Beginning of year | Bcfe	10	9	13
Revisions of previous estimates | Bcfe	1	4	(1)
Production | Bcfe	(4)	(3)	(3)
End of year | Bcfe	7	10	9
Proved developed reserves
Beginning of year | Bcfe	8	9	13
End of year | Bcfe	6	8	9
Proved undeveloped reserves
Beginning of year | Bcfe	2
End of year | Bcfe	1	2